Listing expenses (Details) - 12 months ended Dec. 31, 2021 € / shares in Units, € in Thousands	EUR (€) € / shares shares	$ / shares
Listing Expenses
(a) HL Ordinary Shares, Number of shares/ warrants (in Shares) | shares	7,033,356
(b) Closing price of HL Ordinary Shares on Nasdaq as at December 4, 2020 | (per share)	€ 19.767	$ 23.96
(c) Fair value of Company shares issued to HL shareholders (a*b)	€ 139,027
(d) Outstanding HL Warrants on December 4, 2020, Number of shares/ warrants (in Shares) | shares	8,250,000
Tradeable warrants | (per share)	€ 6.691	8.11
Tradeable warrants, Number of shares/ warrants (in Shares) | shares	7,139,108
Non-tradeable warrants | (per share)	€ 6.357	7.71
Non-tradeable warrants, Number of shares/ warrants (in Shares) | shares	1,110,892
(f) Fair value of outstanding HL Warrants (d*e)	€ 54,827
Total fair value of HL Ordinary Shares and HL Warrants (c+f)	193,854
HL's identifiable net assets	44,420
IFRS 2 Expense on the closing date	€ 149,434
(a) PIPE Ordinary Shares (in Shares) | shares	2,450,000
(b) Closing price of PIPE Ordinary Shares on Nasdaq as at December 4, 2020 | (per share)	€ 19.767	$ 23.96
(c) Fair value of Company shares issued to PIPE investors (a*b)	€ 48,429
PIPE's identifiable net assets	20,717
IFRS 2 Expense on the closing date	27,712
Total IFRS 2 Expense	177,146
Total cash proceeds received	65,138
Expense of share issue	4,996
Cash proceeds	€ 60,142